Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 803,577,647	$ 699,602,354	$ 609,219,281
Non-controlling Interests, Profit (Loss)	$ 174,035,269	181,111,251	95,129,754
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 6,223,363	6,441,611	5,751,343
Non-controlling Interests, Profit (Loss)	$ 961,490	1,210,871	1,294,111
Enel Generación Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	40.02%
Non-controlling Interests, Equity	$ 784,999,394	680,725,188	590,091,089
Non-controlling Interests, Profit (Loss)	$ 167,465,216	173,299,349	84,976,889
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 9,963,472	10,008,502	10,900,863
Non-controlling Interests, Profit (Loss)	$ 5,649,253	6,512,893	8,674,207
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.50%
Non-controlling Interests, Equity	$ 2,596,764	2,636,470	2,675,177
Non-controlling Interests, Profit (Loss)	(39,706)	(38,707)	191,838
Others [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	(205,346)	(209,417)	(199,191)
Non-controlling Interests, Profit (Loss)	$ (984)	$ 126,845	$ (7,291)